INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING INCOME
Interest income	$ 67,425	$ 69,290	$ 66,878	$ 66,144	$ 66,978	$ 68,334	$ 66,338	$ 65,126	$ 269,737	$ 266,776	$ 239,677
OPERATING EXPENSES
Interest expense									89,722	100,528	83,348
Income tax benefit									12,750	16,256	14,609
Net Income	$ 18,572	$ 17,502	$ 16,877	$ 15,590	$ 18,461	$ 13,810	$ 18,528	$ 15,991	68,541	66,790	59,067
Parent Company
OPERATING INCOME
Dividends from subsidiary									76,500	25,000	24,000
Interest income									1,356	1,746	1,317
Other income									87	99	96
Total Operating Income									77,943	26,845	25,413
OPERATING EXPENSES
Interest expense									5,396	5,818	5,726
Administrative and other expenses									1,144	1,073	1,134
Total Operating Expenses									6,540	6,891	6,860
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries									71,403	19,954	18,553
Income tax benefit									(1,492)	(1,112)	(1,215)
Income Before Equity in Undistributed Net Income of Subsidiaries									72,895	21,066	19,768
Equity in undistributed net income of subsidiaries									(4,354)	45,724	39,299
Net Income									$ 68,541	$ 66,790	$ 59,067